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January 13, 2006


VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Subject:   Nationwide VLI Separate Account-5
           Nationwide Life Insurance Company
           SEC File No.  333-121881
           CIK No. 0001065898

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-5 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which became effective January 9, 2006.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY


/S/ PAIGE L. RYAN

Paige L. Ryan
Variable Products Securities Counsel

cc:  file


Home Office:  One Nationwide Plaza                         Nationwide Insurance
Columbus, Ohio 43215-2220                                  Nationwide Financial

               Legal Counsel to the Nationwide Insurance Companies
                         and their Associated Companies